Other Current Assets	6 Months Ended
Jun. 30, 2015
Other Current Assets [Abstract]
Other Current Assets
4. Other Current Assets:
The amount of other current assets shown in the accompanying unaudited interim condensed consolidated balance sheets is analyzed as follows:
	December 31, 2014	June 30, 2015
Inventories	$6,609	$10,534
Deferred mobilization expenses	66,169	62,351
Prepayments and advances	22,880	25,371
Other	5,850	6,411
	$101,508	$104,667